Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,147,632	$ 1,094,005
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	493,548	459,902
Undrawn commitments	118,970	117,213
Other exposures	121,331	119,923
Total	733,849	697,038
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	360,789	345,947
Undrawn commitments	52,994	51,020
Total	413,783	396,967
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	973,063
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	427,862
Undrawn commitments	115,160
Other exposures	113,012
Total	656,034
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	264,035
Undrawn commitments	52,994
Total	317,029
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	174,569
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	65,686
Undrawn commitments	3,810
Other exposures	8,319
Total	77,815
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	96,754
Total	$ 96,754	$ 91,000